Weighted Average Assumptions Used to Estimate Grant Date Fair Value of Share Options Granted (Detail) (Stock Options)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected dividend yield	0.00%	[1]	0.00%	[1]	0.00%	[1]
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate	0.5128%	[2]	0.795%	[2]	1.76%	[2]
Expected life (years)	3.41	[3]	3.00	[3]	3.00	[3]
Expected Volatility	67.01%	[4]	67.32%	[4]	57.29%	[4]
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate	1.4348%	[2]	1.905%	[2]	1.81%	[2]
Expected life (years)	3.56	[3]	4.50	[3]	4.50	[3]
Expected Volatility	69.38%	[4]	68.92%	[4]	64.24%	[4]

[1]	The Company has no history or expectation of paying dividends on its ordinary share
[2]	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
[3]	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
[4]	For the years ended December 31, 2009 and 2011, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company's historical volatility for a period equivalent to the expected term preceding the grant date.